Cash Generated by Operations - Summary of Cash Generated by Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Profit/(loss) from continuing operations		$ 174.7	$ (344.8)	[1]	$ (20.8)	[1]
Mining and income taxation		175.6	(65.9)	[1]	173.2	[1]
Royalties	[1]	73.7	62.5		62.0
Interest expense		132.6	91.8	[1]	91.2	[1]
Interest received		(6.6)	(6.8)	[1]	(5.1)	[1]
Amortisation and depreciation		610.0	668.4	[1]	748.1	[1]
Interest expense - environmental rehabilitation		11.7	11.7	[1]	12.1	[1]
Non-cash rehabilitation expense/(income)		13.4	(0.9)	[1]	(13.5)	[1]
Interest received - environmental trust funds		(0.7)	(0.6)	[1]	(0.5)	[1]
Impairment, net of reversal of impairment of investments and assets		9.8	520.3	[1]	200.2	[1]
Write-off of exploration and evaluation assets		30.0	37.7	[1]	51.5	[1]
(Profit)/loss on disposal of assets		(1.2)	51.6	[1]	(4.0)	[1]
Gain on acquisition of Asanko		0.0	(51.8)	[1]	0.0	[1]
Unrealised loss/(gain) on derivative contracts		112.6	36.6	[1]	(20.7)	[1]
Fair value (gain)/loss on Maverix warrants		(4.2)	(3.8)	[1]	0.4	[1]
Profit on disposal of Maverix		(14.6)	(4.0)	[1]	0.0	[1]
Silicosis settlement costs		(1.6)	(4.5)	[1]	30.2	[1]
Share-based payments		20.5	37.5	[1]	26.8	[1]
Long-term incentive plan expense		9.1	1.1	[1]	5.0	[1]
Payment of long-term incentive plan		0.0	(17.8)	[1]	(11.5)	[1]
Borrowing costs capitalised		(43.4)	(17.5)	[1]	(22.9)	[1]
Share of results of equity-accounted investees, net of taxation		(4.5)	0.2	[1]	(0.3)	[1]
Other		5.9	(3.0)	[1]	(14.9)	[1]
Total cash generated by operations		$ 1,302.8	$ 998.0	[1]	$ 1,286.5	[1]

[1]	Refer note 42.